BUSINESS COMBINATIONS (Details) - Schedule of reconciliation of elements of business combination - Clever Leaves [Member] - USD ($) $ in Thousands		12 Months Ended
	Dec. 18, 2020	Dec. 31, 2020
BUSINESS COMBINATIONS (Details) - Schedule of reconciliation of elements of business combination [Line Items]
Cash – SAMA trust and cash, net of redemptions		$ 86,644
Cash – SAMA PIPE		6,000
Non-cash PIK		(2,881)
Cash assumed from SAMA		698
Cash consideration to certain Clever Leaves shareholders	$ (3,100)	(3,057)
Less: transaction costs and advisory fees		(13,895)
Net Business Combination		73,509
Non-cash PIK		2,881
Deferred issuance costs		1,503
Net liabilities assumed from SAMA		(258)
Net contributions from Business Combination		$ 77,635